Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Retail motor fuel	$ 8		$ 137	$ 152
Wholesale motor fuel sales to third parties	4,235		7,812	10,104
Wholesale motor fuel sales to affiliates	0		62	20
Merchandise	2		67	56
Rental income	25		87	81
Other	21		131	125
Total revenues	4,291		8,296	10,538
Cost of sales:
Gross profit	77		837	636
Operating expenses:
Loss (gain) on disposal of assets and impairment charge	(1)		680	(1)
Total operating expenses	138		666	453
Operating income	(61)		171	183
Interest expense, net	10		160	66
Income (loss) from continuing operations before income taxes	(71)		11	117
Income tax expense (benefit)	48		(62)	4
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			73	113
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	66	$ 0	(479)	81
Net income (loss) and comprehensive income (loss)	(53)		(406)	$ 194
Common Units [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic) (in shares)				40,253,913
Weighted average limited partner units outstanding (diluted) (in shares)				40,275,651
Subordinated Units-Affiliated [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic and diluted) (in shares)				10,010,333
Successor [Member]
Revenues:
Retail motor fuel	8		137	$ 152
Wholesale motor fuel sales to third parties	4,235		7,812	10,104
Wholesale motor fuel sales to affiliates	0		62	20
Merchandise	2		67	56
Rental income	25		87	81
Other	21		131	125
Total revenues	4,291		8,296	10,538
Cost of sales:
Retail motor fuel cost of sales	5		120	117
Wholesale motor fuel cost of sales	4,214		7,278	9,740
Merchandise cost of sales	2		47	40
Other	(7)		14	5
Total cost of sales	4,214		7,459	9,902
Gross profit	77		837	636
Operating expenses:
General and administrative	36		155	126
Other operating	59		182	179
Rent	12		48	44
Loss (gain) on disposal of assets and impairment charge	0		155	1
Depreciation, amortization and accretion	31		126	103
Total operating expenses	138		666	453
Operating income	(61)		171	183
Interest expense, net	10		160	66
Income (loss) from continuing operations before income taxes	(71)		11	117
Income tax expense (benefit)	48		(62)	4
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(119)		73	113
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	66
Net income (loss) and comprehensive income (loss)	(53)		(406)	194
Less: Net income and comprehensive income attributable to noncontrolling interest	1		0	4
Less: Preacquisition income (loss) allocated to general partner	(88)		0	103
Net income (loss) and comprehensive income (loss) attributable to partners	$ 34		$ (406)	$ 87
Weighted average limited partner units outstanding:
Cash distribution per unit (in dollars per share)	$ 1.1457		$ 3.2938	$ 2.8851
Successor [Member] | Common Units [Member]
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax	(1.50)		(0.14)	0.07
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted	2.35		(5.12)	1.04
Net income (loss) per limited partner unit:
Common - basic and diluted (in dollars per shares)	$ 0.85		$ (5.26)	$ 1.11
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic) (in shares)	20,572,373		93,575,530
Weighted average limited partner units outstanding (diluted) (in shares)	20,578,755		93,603,835
Successor [Member] | Common Units - Public [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic) (in shares)	20,493,065		49,785,543	24,550,388
Weighted average limited partner units outstanding (diluted) (in shares)	20,499,447		49,813,848	24,572,126
Successor [Member] | Common Units Affiliated [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic and diluted) (in shares)	79,308		43,789,987	15,703,525
Successor [Member] | Subordinated Units-Affiliated [Member]
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax	$ (1.50)		$ 0.00	$ 0.22
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted	2.35		0.00	1.18
Net income (loss) per limited partner unit:
Common - basic and diluted (in dollars per shares)	$ 0.85		$ 0.00	$ 1.40
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic and diluted) (in shares)	10,939,436		0	10,010,333
Predecessor [Member]
Revenues:
Retail motor fuel		0
Wholesale motor fuel sales to third parties		1,275
Wholesale motor fuel sales to affiliates		2,200
Merchandise		0
Rental income		12
Other		5
Total revenues		3,492
Cost of sales:
Retail motor fuel cost of sales		0
Wholesale motor fuel cost of sales		3,429
Merchandise cost of sales		0
Other		2
Total cost of sales		3,431
Gross profit		61
Operating expenses:
General and administrative		17
Other operating		5
Rent		1
Loss (gain) on disposal of assets and impairment charge		0
Depreciation, amortization and accretion		10
Total operating expenses		33
Operating income		28
Interest expense, net		5
Income (loss) from continuing operations before income taxes		23
Income tax expense (benefit)		0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		23
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0
Net income (loss) and comprehensive income (loss)		23
Less: Net income and comprehensive income attributable to noncontrolling interest		0
Less: Preacquisition income (loss) allocated to general partner		0
Net income (loss) and comprehensive income (loss) attributable to partners		$ 23
Weighted average limited partner units outstanding:
Cash distribution per unit (in dollars per share)		$ 1.0218
Predecessor [Member] | Common Units [Member]
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax		1.02
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted		0.00
Net income (loss) per limited partner unit:
Common - basic and diluted (in dollars per shares)		$ 1.02
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic) (in shares)		11,023,617
Weighted average limited partner units outstanding (diluted) (in shares)		11,048,745
Predecessor [Member] | Common Units - Public [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic) (in shares)		10,944,309
Weighted average limited partner units outstanding (diluted) (in shares)		10,969,437
Predecessor [Member] | Common Units Affiliated [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic and diluted) (in shares)		79,308
Predecessor [Member] | Subordinated Units-Affiliated [Member]
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax		$ 1.02
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted		0.00
Net income (loss) per limited partner unit:
Common - basic and diluted (in dollars per shares)		$ 1.02
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic and diluted) (in shares)		10,939,436